UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06091

Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Investment Quality Municipal Fund, Inc. (NQM)
	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 146.5% (99.7% of Total Investments)

	MUNICIPAL BONDS – 146.5% (99.7% of Total Investments)

	Alabama – 1.3% (0.9% of Total Investments)
$ 3,800	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 4,075,538
	2006C-2, 5.000%, 11/15/36 (UB)
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,231,836
800	5.000%, 11/15/30	11/15 at 100.00	Baa2	807,464
1,650	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	1,664,914
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	7/15 at 100.00	AA	1,004,400
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
8,450	Total Alabama			8,784,152
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
4,000	5.000%, 6/01/32	6/15 at 100.00	B2	3,586,160
500	5.000%, 6/01/46	6/15 at 100.00	B2	412,845
4,500	Total Alaska			3,999,005
	Arizona – 3.4% (2.3% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	BBB+	1,066,014
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A1	1,656,492
2,500	5.000%, 7/01/32	7/22 at 100.00	A1	2,760,300
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
485	5.250%, 12/01/24 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	505,617
265	5.250%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	276,265
2,000	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	2,137,540
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
2,500	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust, Series 11032-11034,	7/17 at 100.00	AA	2,801,200
	15.509%, 7/01/26 – AGM Insured (IF)
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	6,157,100
	2008, Trust 1132, 9.365%, 1/01/32 (IF)
3,450	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	4,179,296
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University	6/24 at 100.00	AA	1,280,862
	Project, Series 2014, 5.000%, 6/01/34 – BAM Insured
900	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	925,947
	2005, 6.000%, 7/01/30
20,670	Total Arizona			23,746,633
	Arkansas – 0.5% (0.3% of Total Investments)
3,290	University of Arkansas, Revenue Bonds, Pine Bluff Campus, Refunding & Construction Series	12/15 at 100.00	Aa2 (4)	3,422,423
	2005A, 5.000%, 12/01/30 (Pre-refunded 12/01/15) – AMBAC Insured
	California – 23.1% (15.7% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A+	1,829,295
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,250	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	2,318,490
	Series 2005, 4.750%, 10/01/28 (UB)
1,000	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,031,890
	2006, 5.000%, 11/01/30
2,500	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A1	2,583,350
	Series 2005, 5.000%, 11/15/27
4,285	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,459,656
	Series 2006, 5.000%, 4/01/37
180	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	210,694
	Series 2013A, 5.000%, 7/01/37
5,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	5,893,690
	5.000%, 11/15/42 (UB)
1,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	4/15 at 101.00	A–	1,016,940
	Management Inc., Series 2005A-2, 5.400%, 4/01/25 (Alternative Minimum Tax)
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A1	1,008,150
	2009-I, 6.375%, 11/01/34
1,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A1	1,823,270
	2010A-1, 5.750%, 3/01/30
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	Aa3	2,472,939
3,000	5.500%, 3/01/40	3/20 at 100.00	Aa3	3,513,240
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes
	of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	1,042,065
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,190,092
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	BB	1,110,732
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	1,039,000
	Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,000	5.250%, 7/01/30	7/15 at 100.00	CCC	988,510
2,000	5.000%, 7/01/39	7/15 at 100.00	CCC	1,963,940
1,390	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	2,060,619
	Option Bond Trust 3175, 13.820%, 5/15/40 (IF)
1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/16 at 100.00	A1	1,945,885
	Company, Series 1996A, 5.300%, 7/01/21
2,530	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	2/15 at 100.00	BBB	2,534,023
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	1,584,059
	Subordinate Series 2011A, 7.000%, 12/01/36
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,805,880
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A	2,115,740
	Redevelopment Project, Series 2010, 5.500%, 12/01/24
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.000%, 6/01/33	6/17 at 100.00	B	2,612,790
1,000	5.750%, 6/01/47	6/17 at 100.00	B	889,310
610	5.125%, 6/01/47	6/17 at 100.00	B	496,516
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	Aaa	13,110,332
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)
2,000	Los Rios Community College District, Sacramento County, California, General Obligation Bonds,	8/19 at 100.00	AA–	2,334,820
	Series 2009D, 5.375%, 8/01/34
250	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	312,460
	2011A, 7.000%, 9/01/31
500	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	572,615
	California, Series 2010, 5.375%, 3/15/36
6,215	Marinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	8,157,747
	Series 2011, 5.875%, 8/01/31
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	838,007
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,969,864
	2009A, 7.000%, 11/01/34
1,030	Natomas Union School District, Sacramento County, California, General Obligation Refunding	No Opt. Call	AA–	1,156,906
	Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	20,057,232
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,415,282
	6.750%, 11/01/39
1,875	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	2,067,113
	5.250%, 11/01/21
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	19,390,452
	Bonds, Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,985,350
	5.500%, 5/01/32
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School	No Opt. Call	Aa2	715,760
	Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds,	8/36 at 100.00	AA	4,161,450
	Series 2011A, 0.000%, 8/01/41 – AGM Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
250	5.000%, 9/01/21	9/15 at 102.00	Baa1	258,500
275	5.000%, 9/01/23	9/15 at 102.00	Baa1	283,676
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	780,259
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	2,224,500
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
5,360	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BBB–	5,973,291
	Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	1,084,230
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation	8/23 at 100.00	AA–	5,818,950
	Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A	1,275,320
	Redevelopment Project, Subordinate Lien Series 2011, 6.375%, 12/01/23
100	Ventura County Area Housing Authority, California, Multifamily Revenue Bonds, Mira Vista	12/16 at 100.00	N/R	102,290
	Senior Apartments Project, Series 2006A, 5.000%, 12/01/22 – AMBAC Insured (Alternative
	Minimum Tax)
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/21 at 100.00	Aa3	2,271,380
	Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA	2,906,513
	2011B, 0.000%, 8/01/36 – AGM Insured
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	4,572,320
	2011C, 5.250%, 8/01/47
138,250	Total California			160,337,384
	Colorado – 7.8% (5.3% of Total Investments)
1,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	1,034,590
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/23 at 100.00	BB	3,511,441
	Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/24 at 100.00	A	1,146,100
	Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30
1,250	Colorado Educational and Cultural Facilities Authority, Revenue and Refunding Bonds,	No Opt. Call	A+	1,445,738
	University Corporation for Atmospheric Research Project, Series 2012A, 4.500%, 9/01/22
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project,	8/19 at 100.00	N/R	1,648,872
	Series 2009A, 7.750%, 8/01/39
3,020	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	3,503,834
	Series 2013A, 5.250%, 1/01/40
220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	A3	257,264
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
2,090	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	2,334,133
	Series 2005B, 5.250%, 3/01/36 – AGM Insured
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National	11/20 at 100.00	BBB+	704,662
	Obligated Group Project, Series 2010A, 6.000%, 11/15/30
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/18 at 100.00	A–	829,658
	Association, Series 2008, 5.500%, 5/15/28
250	Colorado Health Facilities Authority, Health and Residential Care Facilities Revenue Bonds,	No Opt. Call	N/R	251,338
	Volunteers of America Care Facilities Obligated Group Projects, Series 2007A, 5.000%, 7/01/15
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A3	1,040,010
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management	No Opt. Call	A–	1,147,480
	Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 20012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	2,143,480
5	Colorado Water Resources and Power Development Authority, Clean Water Revenue Bonds, 1996	3/15 at 100.00	AAA	5,024
	Series A, 5.900%, 9/01/16
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 –	8/24 at 100.00	AA	3,509,130
	AGM Insured
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,375,280
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A,	11/23 at 100.00	A	1,153,480
	5.250%, 11/15/43 (Alternative Minimum Tax)
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation
	Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	BBB	175,452
150	0.000%, 9/01/37	No Opt. Call	BBB	63,902
75	0.000%, 9/01/38	No Opt. Call	BBB	30,564
20	0.000%, 9/01/39	No Opt. Call	BBB	7,696
110	0.000%, 9/01/41	No Opt. Call	BBB	37,761
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
995	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	612,432
2,075	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	1,224,084
50	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	28,236
2,795	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	1,504,017
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	51,008
385	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/28 –	No Opt. Call	AA–	248,618
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	AA–	180,808
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	4,786,885
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds,	5/21 at 100.00	Baa2	555,840
	Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)
5,055	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	6,102,548
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
3,000	Park Creek Metropolitan District, Colorado, Senior Property Tax Supported Revenue Bonds,	12/19 at 100.00	AA	3,531,660
	Series 2009, 6.250%, 12/01/30 – AGC Insured
650	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs	No Opt. Call	A	918,054
	Utilities, Series 2008, 6.500%, 11/15/38
2,365	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	2,715,895
	Activity Bonds, Series 2010, 6.000%, 1/15/41
	Ute Water Conservancy District, Mesa County, Colorado, Water Revenue Bonds, Refunding
	Series 2012:
1,000	4.250%, 6/15/27	6/22 at 100.00	AA	1,122,780
1,430	4.250%, 6/15/28	6/22 at 100.00	AA	1,593,206
350	Willow Trace Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds,	12/15 at 100.00	AA	357,567
	Refunding Series 2006A, 4.450%, 12/01/35 – CIFG Insured
60,955	Total Colorado			53,890,527
	Connecticut – 1.4% (0.9% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA	3,957,157
	University, Series 2012H, 5.000%, 7/01/24 – AGM Insured
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 1164:
1,295	17.627%, 1/01/32 (IF) (5)	1/23 at 100.00	Aa3	2,152,795
190	17.463%, 1/01/38 (IF) (5)	1/23 at 100.00	Aa3	307,107
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	3,059,900
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
7,415	Total Connecticut			9,476,959
	District of Columbia – 5.5% (3.8% of Total Investments)
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998,	No Opt. Call	AA+	29,403,434
	5.500%, 10/01/23 – AGM Insured (UB)
3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 – NPFG Insured	No Opt. Call	AA	3,227,610
	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/27	10/23 at 100.00	A+	1,197,620
1,490	5.000%, 10/01/28	10/23 at 100.00	A+	1,776,110
1,185	5.000%, 10/01/29	10/23 at 100.00	A+	1,409,498
1,200	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+	1,405,380
	Tender Option Bond Trust 1606, 11.921%, 10/01/30 – AMBAC Insured (IF) (5)
31,620	Total District of Columbia			38,419,652
	Florida – 10.3% (7.0% of Total Investments)
1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project,	11/23 at 100.00	BBB	1,627,275
	Series 2013A, 5.000%, 11/15/37
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB–	468,135
850	5.000%, 9/01/48	9/23 at 100.00	BBB–	883,031
180	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	No Opt. Call	Aa2	183,884
	5.000%, 5/01/27
820	Board of Regents, Florida State University, Housing Facility Revenue Bonds, Series 2005A,	5/15 at 101.00	Aa2 (4)	838,360
	5.000%, 5/01/27 (Pre-refunded 5/01/15)
3,730	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/16 at 100.00	A– (4)	3,937,649
	First, Inc. Project, Series 2005, 5.000%, 4/01/24 (Pre-refunded 4/01/16)
1,000	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/19 at 100.00	A– (4)	1,247,430
	First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	5,000,740
	AGM Insured
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	No Opt. Call	N/R	103,129
	Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/22 at 100.00	Baa1	4,607,989
	University Project, Refunding Series 2012A, 5.000%, 4/01/32
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	Baa1	1,387,188
	University, Refunding Series 2011, 6.375%, 4/01/31
1,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of	4/16 at 100.00	A–	1,055,980
	Miami, Series 2008A, 5.200%, 4/01/24
13,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport Hub, Series	10/17 at 100.00	AA–	13,550,550
	2007B, 4.500%, 10/01/31 – NPFG Insured
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35	10/24 at 100.00	A	5,779,200
	(Alternative Minimum Tax)
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%,	10/20 at 100.00	AA	1,157,540
	10/01/39 – AGM Insured
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	8,076,388
	5.000%, 10/01/42
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	4,607,080
	5.375%, 10/01/40
3,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R	3,082,290
	Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,760	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	2,797,702
	Gardens, Series 2004A, 5.900%, 5/01/35
1,300	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, The Waterford Project,	11/17 at 100.00	A	1,422,330
	Series 2007, 5.875%, 11/15/37
5,895	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	6,317,436
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A3	1,696,515
	Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44
65	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	47,704
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	116,663
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	37,677
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,335
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	204,944
	2012A-1, 6.650%, 5/01/40
1,250	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/15 at 100.00	N/R	1,253,638
	5.400%, 5/01/37
470	Tolomato Community Development District, Florida, Special Assessment Bonds,	5/18 at 100.00	N/R	280,222
	Southern/Forbearance Parcel Series 2007-2, 6.650%, 5/01/40 (6)
66,135	Total Florida			71,779,005
	Georgia – 1.6% (1.1% of Total Investments)
925	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	1,107,725
	7.500%, 1/01/31
1,510	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%,	11/19 at 100.00	AA	1,738,040
	11/01/34 – AGM Insured
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AA–	2,301,120
	Series 1996, 5.500%, 8/15/26 – NPFG Insured
700	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds,	9/15 at 100.00	BBB	700,875
	Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative
	Minimum Tax)
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,805,000
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
810	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover	No Opt. Call	A1	918,564
	Series 1997E, 6.500%, 1/01/20
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/21 at 100.00	Baa2	1,407,063
	2012A, 5.250%, 10/01/27
9,665	Total Georgia			10,978,387
	Guam – 0.4% (0.3% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	870,188
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	A–	2,001,711
	5.625%, 7/01/40
2,535	Total Guam			2,871,899
	Hawaii – 0.5% (0.4% of Total Investments)
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A	3,557,970
	Obligated Group, Series 2013A, 5.500%, 7/01/43
	Idaho – 1.1% (0.7% of Total Investments)
410	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	7/19 at 100.00	A1	431,304
	5.650%, 7/01/26
1,155	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	1,281,274
	Mitigation Series 2012A, 4.750%, 9/01/26
	Twin Falls County School District 411, Idaho, General Obligation Bonds, Series 2014A:
2,465	4.500%, 9/15/33	No Opt. Call	Aa1	2,866,031
2,575	4.500%, 9/15/34	No Opt. Call	Aa1	2,984,425
6,605	Total Idaho			7,563,034
	Illinois – 13.1% (8.9% of Total Investments)
2,610	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	3/17 at 100.00	Baa3	2,809,655
	Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24
3,150	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41	1/22 at 100.00	AAA	3,472,623
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A,	5/20 at 100.00	N/R	556,315
	7.750%, 5/15/30
235	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	5/15 at 100.00	N/R	235,566
	7.000%, 5/15/18
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB	5,425,574
4,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A,	9/24 at 100.00	BBB	5,214,218
	5.000%, 9/01/39
1,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA	1,309,860
	5.500%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	1,085,370
	5.625%, 1/01/37
960	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	1,140,720
	6.000%, 5/15/39
2,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	2,395,300
	5.125%, 5/15/35
395	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	411,586
1,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	1,265,350
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	492,526
390	6.000%, 7/01/43	7/23 at 100.00	A–	469,229
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	11/18 at 100.00	AA– (4)	1,161,950
	Refunding Series 2006B, 5.250%, 11/01/35 (Pre-refunded 11/01/18) – NPFG Insured
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A+ (4)	1,384,555
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
2,430	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	2,853,962
	Series 2015B, 5.000%, 11/15/34 (WI/DD, Settling 2/11/15)
1,000	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	1,118,700
	8/01/37 (Pre-refunded 8/01/17)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB+	2,371,080
3,000	7.000%, 8/15/44	8/19 at 100.00	BBB+	3,563,400
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	1,143,910
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
187	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Capitol	5/15 at 100.00	N/R	2
	Appreciation Series 2010B, 0.000%, 5/15/50 (6)
390	Illinois Finance Authority, Revenue Bonds, The Clare at Water Tower Project, Refunding Series	5/15 at 100.00	N/R	4
	2010A, 6.000%, 5/15/28 (6)
1,400	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	8/20 at 100.00	AA–	1,603,448
	2009B, 5.000%, 8/15/26
500	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2006A,	2/16 at 100.00	N/R	508,820
	5.875%, 2/15/26
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	3,463,500
	Series 2009, 6.125%, 5/15/25
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	A–	3,949,330
4,000	5.250%, 2/01/31	2/24 at 100.00	A–	4,500,400
680	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/36	5/24 at 100.00	A–	742,560
2,370	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	A–	2,665,586
	Illinois State, General Obligation Bonds, Series 2012A:
3,225	4.000%, 1/01/26	1/22 at 100.00	A–	3,369,674
225	5.000%, 3/01/37	3/22 at 100.00	A–	241,196
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	A–	2,795,325
275	5.500%, 7/01/38	7/23 at 100.00	A–	313,294
1,430	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AAA	1,542,512
700	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	1,128,617
	2015-XF0051, 18.039%, 1/01/21 (IF)
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	3,022,275
	2015-XF0052, 18.117%, 1/01/21 (IF)
1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	1,710,483
	5.250%, 1/01/39 – AGM Insured
1,525	McCook, Illinois, General Obligation Bonds, Series 2008, 5.200%, 12/01/30	12/18 at 100.00	BBB	1,719,285
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	1,133,171
	Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	2,190,900
	Project, Series 2002A, 0.000%, 12/15/34 – NPFG Insured
6,015	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AA–	5,045,382
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – NPFG Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
1,550	5.250%, 6/01/21	No Opt. Call	A	1,865,937
4,000	6.250%, 6/01/24	6/16 at 100.00	A–	4,314,040
800	6.000%, 6/01/28	6/21 at 100.00	A–	959,128
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,911,879
	6.000%, 10/01/32
84,477	Total Illinois			90,578,197
	Indiana – 1.9% (1.3% of Total Investments)
1,555	Indiana Finance Authority, Educational Facilities Refunding Revenue Bonds, Butler University	2/22 at 100.00	BBB+	1,793,055
	Project, Series 2012B, 5.000%, 2/01/28
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	1,078,970
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB	1,641,510
	Project, Refunding Series 2010, 5.125%, 3/01/30
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
3,015	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB	3,312,248
820	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB	899,596
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
500	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB	565,070
260	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB	291,598
	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint
	Francis Health Services Inc, Series 2006E:
475	5.250%, 11/01/25 – AGM Insured	5/18 at 100.00	Aa3	528,632
530	5.250%, 11/01/29 – AGM Insured	5/18 at 100.00	Aa3	588,215
460	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA	472,793
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series 2005:
1,550	5.250%, 2/15/23 (6)	2/15 at 100.00	N/R	127,689
2,500	5.375%, 2/15/34 (6)	2/15 at 100.00	N/R	205,950
1,275	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,594,324
	7.000%, 1/01/44 (Alternative Minimum Tax)
15,490	Total Indiana			13,099,650
	Iowa – 1.8% (1.2% of Total Investments)
1,500	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project,	8/22 at 100.00	BBB–	1,586,250
	Series 2012, 4.750%, 8/01/42
3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	3,366,750
	5.500%, 12/01/25
8,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	7,188,880
	5.500%, 6/01/42
330	Sheldon, Iowa, Health Care Facility Revenue Bonds, Northwest Iowa Health Center Project,	3/15 at 100.00	A1	331,429
	Refunding Series 1994, 6.150%, 3/01/16
12,830	Total Iowa			12,473,309
	Kansas – 1.2% (0.8% of Total Investments)
1,355	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,	9/21 at 100.00	Aa3	1,615,092
	Series 2011A, 5.000%, 9/01/26
1,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center	11/15 at 100.00	A2	1,036,990
	Inc., Series 2005L, 5.000%, 11/15/22
1,540	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	11/19 at 100.00	Aa2	1,826,101
	Obligated Group, Series 2009C, 5.500%, 11/15/29
1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2008,	9/17 at 100.00	A+	1,068,170
	5.000%, 9/01/29
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	671,436
	Mall Project, Series 2010, 5.900%, 4/01/32
115	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	121,507
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)
1,015	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation, Series 1988,	8/16 at 100.00	AA+ (4)	1,106,218
	9.500%, 10/01/16 (Pre-refunded 8/15/16) (Alternative Minimum Tax)
1,160	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	834,144
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,785	Total Kansas			8,279,658
	Kentucky – 1.8% (1.3% of Total Investments)
2,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,343,760
	Medical Health System, Series 2010A, 6.000%, 6/01/30
2,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds,	5/18 at 100.00	Baa3	2,761,200
	Bellarmine University, Series 2008A, 6.000%, 5/01/38
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,
	Improvement and Refunding Series 2011:
5,000	6.250%, 3/01/31	3/21 at 100.00	A3	6,188,750
1,250	6.500%, 3/01/41	3/21 at 100.00	A3	1,538,563
10,750	Total Kentucky			12,832,273
	Louisiana – 3.0% (2.0% of Total Investments)
190	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities	4/15 at 100.00	Aaa	190,416
	Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)
1,800	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series	6/22 at 100.00	AA	2,149,434
	2012, 5.000%, 6/01/24 – AGM Insured
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	1,150,700
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority,	2/15 at 100.00	BBB+	1,661,354
	Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29
8,655	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	9,854,670
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	3,046,860
	Lady Health System, Series 2005A, 5.250%, 8/15/31
2,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	2,646,875
	Series 2007A, 5.500%, 5/15/47
18,525	Total Louisiana			20,700,309
	Maine – 0.8% (0.5% of Total Investments)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,318,400
1,000	6.750%, 7/01/41	7/21 at 100.00	BBB–	1,157,360
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,950,067
	5.000%, 7/01/40
4,720	Total Maine			5,425,827
	Maryland – 0.4% (0.3% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	3/15 at 100.00	A2 (4)	2,510,825
	Series 2004, 5.375%, 8/15/24 (Pre-refunded 3/02/15)
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park	7/20 at 100.00	BBB–	546,472
	Public Charter School Issue, Series 2010, 6.000%, 7/01/40
3,015	Total Maryland			3,057,297
	Massachusetts – 3.0% (2.0% of Total Investments)
	Mass Development Finance Agency, Massachusetts, Revenue Bonds, Boston University, Tender
	Option Bond Trust 1163:
505	17.165%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	825,059
930	17.065%, 10/01/48 (IF) (5)	10/23 at 100.00	A1	1,518,690
1,825	Massachusetts Development Finance Agency, Education Facility Revenue Bonds, Academy of the	6/16 at 100.00	N/R	1,842,119
	Pacific Rim Project, Series 2006A, 5.125%, 6/01/31 – ACA Insured
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/17 at 100.00	N/R	683,033
	Project, Series 2007A, 6.750%, 10/15/37
855	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare	10/20 at 100.00	N/R	976,325
	Project, Series 2010, 7.625%, 10/15/37
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	781,913
	Energy Project, Series 2012C, 5.250%, 11/01/42 (Alternative Minimum Tax)
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A,	1/23 at 100.00	BBB–	1,389,068
	5.125%, 1/01/25
1,000	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	2/15 at 100.00	AA–	1,001,370
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
2,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	3,328,678
	University Issue, Series 2009A, 5.750%, 7/01/39
5,100	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AA+ (4)	5,235,303
	5.000%, 8/15/23 (Pre-refunded 8/15/15) – AGM Insured (UB)
3,120	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	3,228,670
	8/01/46 – AGM Insured (UB) (5)
18,855	Total Massachusetts			20,810,228
	Michigan – 2.5% (1.7% of Total Investments)
2,500	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	2,719,550
	5.000%, 11/01/30
5,335	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 –	No Opt. Call	AA–	5,468,909
	FGIC Insured
1,385	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%,	10/15 at 100.00	Aa3	1,430,719
	10/15/22 – AMBAC Insured
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	4,020,124
	Refunding Series 2009, 5.750%, 11/15/39
1,635	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA–	1,729,961
	2006A, 5.000%, 12/01/31
365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	395,916
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
1,165	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Michigan House of Representatives	10/18 at 100.00	AA	1,324,675
	Facilities, Series 2008A, 5.250%, 10/15/23 – AGC Insured
340	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	351,512
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
16,220	Total Michigan			17,441,366
	Minnesota – 3.7% (2.5% of Total Investments)
1,000	Baytown Township, Minnesota, Lease Revenue Bonds, Saint Croix Preparatory Academy Project,	8/16 at 102.00	BB	1,026,160
	Series 2008, 5.750%, 8/01/42
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds,	6/17 at 100.00	N/R	1,029,240
	Refunding Series 2007, 5.000%, 6/01/29
5,000	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	6,468,600
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	2,153,980
	Schools Academy, Series 2010A, 5.875%, 11/01/40
650	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	5/15 at 100.00	A	652,990
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
1,010	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014,	10/24 at 100.00	A2	1,208,394
	5.000%, 10/01/32
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Refunding Bonds, Park Nicollet	7/19 at 100.00	A	2,332,280
	Health Services, Series 2009, 5.750%, 7/01/39
	Saint Paul Housing and Redevelopment Authority Minnesota, Senior Housing and Health Care
	Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	526,910
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	1,045,540
495	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds,	11/16 at 100.00	A	520,022
	HealthPartners Obligated Group, Series 2006, 5.250%, 5/15/36
875	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Community of	12/15 at 100.00	BBB–	883,304
	Peace Academy Project, Series 2006A, 5.000%, 12/01/36
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment	No Opt. Call	N/R	424,932
	Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26
	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,
	Series 2005:
1,400	5.000%, 11/15/17	11/15 at 100.00	BBB–	1,442,196
1,000	6.000%, 11/15/25	11/15 at 100.00	BBB–	1,035,990
3,835	Washington County, Minnesota, General Obligation Bonds, Capital Improvement Plan, Series	8/17 at 100.00	AAA	3,928,114
	2007A, 3.500%, 2/01/28
675	Worthington, Minnesota, Housing Revenue Refunding Bonds, Meadows of Worthington Project,	5/15 at 100.00	N/R	680,252
	Series 2007A, 5.250%, 11/01/28
22,840	Total Minnesota			25,358,904
	Mississippi – 0.8% (0.6% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/15 at 100.00	BBB	1,001,190
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Mississippi Development Bank, Special Obligation Bonds, City of Jackson General Obligation
	Street Resurfacing Project, Series 2009:
1,325	5.500%, 1/01/23	1/19 at 100.00	Aa2	1,520,000
850	5.800%, 1/01/24	1/19 at 100.00	Aa2	982,286
2,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	3/15 at 100.00	A	2,283,850
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
5,450	Total Mississippi			5,787,326
	Missouri – 3.0% (2.0% of Total Investments)
1,500	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008,	8/18 at 100.00	A	1,657,875
	5.625%, 8/01/38
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series	11/24 at 100.00	AA+	556,750
	2014A, 4.000%, 11/01/33
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	2,284,760
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
200	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	203,902
	Regional Hospital, Series 2006, 5.000%, 3/01/22
1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation	3/16 at 100.00	Aa1 (4)	1,051,820
	Bonds, Series 2006, 5.250%, 3/01/26 (Pre-refunded 3/01/16) – NPFG Insured
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
720	6.000%, 6/01/20	No Opt. Call	A	795,449
1,525	5.000%, 6/01/35	6/15 at 100.00	A	1,545,984
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	3,499,157
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
1,045	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	1,191,979
	CoxHealth, Series 2013A, 5.000%, 11/15/44
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University,	4/21 at 100.00	A2	4,302,707
	Series 2011, 5.000%, 4/01/26
1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series	1/17 at 100.00	N/R	1,031,150
	2006, 5.000%, 1/01/37
1,000	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012,	No Opt. Call	A3	1,106,790
	4.000%, 6/01/25
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport,	7/22 at 100.00	A–	512,187
	Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (Alternative Minimum Tax)
575	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	No Opt. Call	BBB–	606,700
	of Chesterfield, Series 2012, 5.000%, 9/01/42
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	424,928
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
18,785	Total Missouri			20,772,138
	Montana – 0.1% (0.1% of Total Investments)
600	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern	8/16 at 100.00	A1	635,622
	Corporation Colstrip Project, Series 2006, 4.650%, 8/01/23 – AMBAC Insured
	Nebraska – 2.4% (1.7% of Total Investments)
1,500	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	1,693,470
	5.000%, 9/01/32
11,215	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC	9/16 at 100.00	AA	11,540,235
	Insured (UB) (5)
	University of Nebraska, Revenue Bonds, Omaha Health & Recreation Project, Series 2008:
1,250	5.000%, 5/15/33	5/18 at 100.00	Aa1	1,387,400
2,100	5.000%, 5/15/38	5/18 at 100.00	Aa1	2,330,832
16,065	Total Nebraska			16,951,937
	Nevada – 1.0% (0.7% of Total Investments)
4,025	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,797,438
1,600	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	1,855,392
	8.000%, 6/15/30
5,625	Total Nevada			6,652,830
	New Hampshire – 0.0% (0.0% of Total Investments)
105	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Bonds, Series	7/17 at 100.00	Aa3	109,091
	2007-E, 5.750%, 1/01/37 (Alternative Minimum Tax)
	New Jersey – 2.1% (1.5% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	1,068,524
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
1,325	5.250%, 9/01/24 (Pre-refunded 9/01/15)	9/15 at 100.00	A2 (4)	1,364,777
1,000	5.250%, 9/01/26 (Pre-refunded 9/01/15)	9/15 at 100.00	A2 (4)	1,030,020
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident	6/20 at 100.00	Baa3	624,764
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series
	2010A, 5.750%, 6/01/31
600	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	6/19 at 100.00	N/R (4)	767,874
	Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)
680	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	715,102
	University Hospital, Series 2007, 5.750%, 7/01/37
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	1,029,686
	Bond Trust PA-4643, 20.000%, 6/01/30 (IF) (5)
3,425	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A2	4,032,629
	2006A, 5.250%, 12/15/20
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40	1/19 at 100.00	A+	790,139
4,250	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,374,160
	Series 2007-1A, 4.750%, 6/01/34
14,105	Total New Jersey			14,797,675
	New Mexico – 0.6% (0.4% of Total Investments)
	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/15 at 100.00	A3	883,511
1,295	5.125%, 6/01/19	6/15 at 100.00	A3	1,299,934
2,000	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of	6/20 at 100.00	BBB	2,260,760
	New Mexico San Juan Project, Series 2010D, 5.900%, 6/01/40
4,175	Total New Mexico			4,444,205
	New York – 6.0% (4.1% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	2,332,872
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,705,953
1,665	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,675,190
	2005F, 5.000%, 3/15/24 (Pre-refunded 3/15/15) – AMBAC Insured
1,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,765,395
	2011A, 5.750%, 2/15/47
4,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	4,291,528
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,464,130
	5.000%, 9/01/39
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,147,380
	5.000%, 11/15/34
2,250	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AA–	2,321,865
	5.000%, 11/15/30 – AMBAC Insured
3,200	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	AA–	3,304,832
	5.000%, 11/15/30
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	AA–	5,800,700
	5.000%, 11/15/38
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx
	Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (7)	10/17 at 100.00	N/R	184,500
1,000	5.875%, 10/01/46 (8)	10/17 at 102.00	N/R	369,000
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/19 at 100.00	AA+	795,160
	Bonds, Tender Option Bond Trust 3484, 18.432%, 6/15/33 (IF)
1,535	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/25	3/15 at 100.00	AA	1,541,324
5,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,367,950
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
590	5.500%, 12/01/31	12/20 at 100.00	BBB	694,306
1,325	6.000%, 12/01/42	12/20 at 100.00	BBB	1,579,294
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At	12/20 at 100.00	BBB–	1,325,750
	Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30
38,300	Total New York			41,667,129
	North Carolina – 0.2% (0.2% of Total Investments)
1,500	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond,	6/18 at 100.00	BBB	1,636,710
	Meredith College, Series 2008A, 6.125%, 6/01/35
	North Dakota – 0.4% (0.3% of Total Investments)
2,190	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	2,681,261
	6.250%, 11/01/31
	Ohio – 4.7% (3.2% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
5,905	5.125%, 6/01/24	6/17 at 100.00	B–	5,116,683
2,365	5.875%, 6/01/30	6/17 at 100.00	B–	2,057,195
605	5.750%, 6/01/34	6/17 at 100.00	B–	512,453
1,000	6.500%, 6/01/47	6/17 at 100.00	B	926,590
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
1,125	5.250%, 11/01/29	11/20 at 100.00	A–	1,319,265
1,000	5.750%, 11/01/40	11/20 at 100.00	A–	1,184,280
5,000	5.500%, 11/01/40	11/20 at 100.00	A–	5,842,650
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	841,844
	Services, Improvement Series 2010A, 5.625%, 7/01/26
1,400	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB–	1,571,430
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
5,765	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	7,086,684
	2011A, 6.000%, 11/15/41
1,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center	5/16 at 100.00	A	1,050,940
	Inc., Series 2006, 5.250%, 5/15/26
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center	8/21 at 100.00	A2	1,105,710
	Project, Refunding Series 2011, 5.125%, 8/01/31
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	2,125,040
	Group Project, Series 2013, 5.000%, 2/15/33
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	915,000
	Project, Series 2009E, 5.625%, 10/01/19
750	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	795,188
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
30,475	Total Ohio			32,450,952
	Oklahoma – 0.9% (0.6% of Total Investments)
750	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	776,663
	5.375%, 9/01/36
5,280	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,683,604
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	100,230
	System, Tender Option Bond Trust 3500, 8.593%, 6/15/30 (IF)
6,118	Total Oklahoma			6,560,497
	Oregon – 0.2% (0.1% of Total Investments)
1,000	Portland, Oregon, Sewer System Revenue Bonds, Series 2006B, 5.000%, 6/15/24 – NPFG Insured	6/16 at 100.00	AA–	1,063,880
	Pennsylvania – 4.3% (2.9% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	BB–	1,260,908
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	2,318,840
	Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29
1,000	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	1,010,780
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Chartiers Valley Industrial & Commercial Development Authority, Pennsylvania, Revenue Bonds,	2/15 at 100.00	A	1,002,550
	Friendship Village of South Hills, Refunding Series 2003A, 5.750%, 8/15/20
3,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AA	3,181,950
	5.000%, 6/01/26 – AGM Insured (UB)
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	1,123,570
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008,	10/18 at 100.00	BBB	1,137,670
	6.000%, 10/01/30
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Mortgage Revenue Bonds,	2/15 at 100.00	N/R	1,002,020
	Whitemarsh Continuing Care Retirement Community Project, Series 2005, 6.250%, 2/01/35
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	443,212
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,380,754
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
2,000	Pennsylvania State, General Obligation Bonds, First Series 2012-1, 5.000%, 6/01/24	No Opt. Call	AA–	2,435,900
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1,	12/24 at 100.00	A–	2,307,120
	5.000%, 12/01/38
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	1,912,708
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41	8/20 at 100.00	A+	1,744,457
560	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group,	6/24 at 100.00	Aa3	654,063
	Series 2014A, 5.000%, 6/01/44
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	2,675,569
	Hospital Project, Refunding and Improvement Series 2011, 5.500%, 8/01/20
26,560	Total Pennsylvania			29,592,071
	Puerto Rico – 0.4% (0.2% of Total Investments)
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,459,100
	8/01/42 – FGIC Insured
	Rhode Island – 0.1% (0.0% of Total Investments)
400	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	A	402,280
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 1.4% (0.9% of Total Investments)
750	Educational Facilities Authority of Private Non-Profit Institutions of Higher Learning, South	4/17 at 100.00	A–	776,310
	Carolina, Revenue Bonds, Wofford College, Series 2007A, 4.500%, 4/01/30
650	Georgetown County, South Carolina, Environmental Improvement Revenue Bonds, International	12/15 at 100.00	BBB	662,903
	Paper Company, Senior Lien Series 2005A, 5.550%, 12/01/29 (Alternative Minimum Tax)
1,800	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	1/16 at 100.00	AA– (4)	1,879,758
	2006A, 5.000%, 1/01/30 (Pre-refunded 1/01/16) – NPFG Insured
5,155	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	6,056,558
	2014C, 5.000%, 12/01/39
8,355	Total South Carolina			9,375,529
	South Dakota – 0.4% (0.3% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,451,580
270	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	310,794
	Series 2014B, 5.000%, 11/01/44
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education	8/18 at 100.00	AA (4)	1,161,080
	Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured
2,570	Total South Dakota			2,923,454
	Tennessee – 3.3% (2.3% of Total Investments)
2,425	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,802,379
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
3,200	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	3,351,328
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	BBB+	3,489,180
3,200	5.000%, 11/01/24	11/21 at 100.00	BBB+	3,684,768
3,400	5.000%, 11/01/25	11/21 at 100.00	BBB+	3,898,440
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	10/19 at 100.00	AA+	5,787,450
	Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39
20,225	Total Tennessee			23,013,545
	Texas – 15.7% (10.7% of Total Investments)
5,000	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	5,154,900
	4.250%, 8/15/36 (UB)
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A+	1,167,590
1,000	5.000%, 7/01/29	7/22 at 100.00	A+	1,164,640
1,100	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Refunding Series 2013A,	1/23 at 100.00	AA	1,230,581
	5.000%, 1/01/43 – AGM Insured
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010,	1/20 at 100.00	BBB	1,443,438
	5.750%, 1/01/25
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools,	8/23 at 100.00	BBB	1,223,240
	Series 2013, 6.000%, 8/15/43
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	217,576
	5.250%, 9/01/44
2,340	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,596,253
	2013A, 5.125%, 10/01/43
215	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	232,993
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	6/23 at 100.00	Baa3	1,817,989
	Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A,
	5.000%, 6/01/28
1,180	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/24 at 100.00	A2	1,384,978
	Facilities Department, Refunding Series 2014, 5.000%, 9/01/32
12,030	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+ (4)	10,592,896
	0.000%, 12/01/22 – AGM Insured (ETM)
4,680	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 1998A,	No Opt. Call	AA+	4,054,799
	0.000%, 12/01/22 – AGM Insured
1,000	Humble Independent School District, Harris County, Texas, General Obligation Bonds, Series	2/18 at 100.00	AA	1,126,740
	2008A, 5.250%, 2/15/22 – AGC Insured
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
800	5.250%, 8/15/21	2/16 at 100.00	BBB	826,176
1,220	5.125%, 8/15/26	2/16 at 100.00	BBB	1,241,740
1,960	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A,	9/31 at 100.00	AA+	1,923,877
	0.000%, 9/01/43
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,290,355
1,100	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA	1,244,507
	5.750%, 1/01/40 – AGC Insured
500	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Variable Rate	1/16 at 100.00	A2 (4)	525,310
	Demand Series 2008-E3, 5.750%, 1/01/38 (Pre-refunded 1/01/16)
4,370	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3	4,870,627
	5.750%, 1/01/38
3,500	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aaa	3,922,835
	2008A, 5.250%, 2/15/34
1,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General	8/18 at 100.00	Aaa	1,131,680
	Obligation Bonds, School Building Series 2009, 5.000%, 8/01/27
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	C	47,500
	2001C, 5.200%, 5/01/28 (6)
3,960	Stafford Economic Development Corporation, Texas, Sales Tax Revenue Bonds, Series 2000,	9/15 at 100.00	AA– (4)	4,084,423
	5.500%, 9/01/30 (Pre-refunded 9/01/15) – FGIC Insured
600	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Retirement	11/16 at 100.00	BBB	638,658
	Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2006A,
	6.000%, 11/15/26
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/19 at 100.00	AA	1,476,293
	Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured
1,910	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	2,233,860
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
7,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	8,008,575
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A–	831,929
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
1,000	5.000%, 12/15/27	No Opt. Call	A3	1,137,820
4,515	5.000%, 12/15/29	No Opt. Call	A3	5,106,826
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,947,613
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,227,470
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,227,750
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	1,689,656
380	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB–	469,938
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	1,111,030
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
2,000	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A,	No Opt. Call	AAA	2,485,660
	5.000%, 4/01/22
8,335	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/24 at 59.60	A–	3,415,516
	Refunding Series 2015B, 0.000%, 8/15/36 (WI/DD, Settling 2/04/15)
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
10,000	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	8,806,500
12,000	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	9,640,320
	Travis County Health Facilities Development Corporation, Texas, Retirement Facility Revenue
	Bonds, Querencia Barton Creek, Series 2005:
200	5.500%, 11/15/25	11/15 at 100.00	N/R	203,006
1,600	5.650%, 11/15/35	11/15 at 100.00	N/R	1,619,376
1,125	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster	11/20 at 100.00	BB+	1,339,459
	Manor, Series 2010, 7.000%, 11/01/30
113,190	Total Texas			109,134,898
	Virgin Islands – 0.2% (0.1% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	280,470
	Lien Series 2009A, 6.000%, 10/01/39
820	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	Baa3	949,134
	Series 2009A, 6.750%, 10/01/37
1,070	Total Virgin Islands			1,229,604
	Virginia – 2.0% (1.4% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	1,035,450
	2006, 5.000%, 9/01/26
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	361,932
	Appreciation Series 2012B, 0.000%, 7/15/40
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue	4/17 at 100.00	AA+	1,029,290
	Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (Alternative
	Minimum Tax)
1,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/21 at 100.00	AA–	1,728,000
	Series 2011C, 5.000%, 10/01/28 (Alternative Minimum Tax)
4,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding	10/23 at 100.00	AA–	5,272,335
	Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)
1,765	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	4/15 at 102.00	N/R	1,803,018
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative
	Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
2,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	2,346,420
500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	556,200
12,780	Total Virginia			14,132,645
	Washington – 2.0% (1.4% of Total Investments)
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AA+	10,574,561
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health	7/19 at 100.00	Baa2	2,272,880
	Services Association, Series 2009, 6.250%, 7/01/24
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R	1,043,730
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community	No Opt. Call	BBB–	334,342
	Refunding, Series 2012, 5.000%, 1/01/48
14,665	Total Washington			14,225,513
	West Virginia – 1.2% (0.8% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,251,477
	Center, Series 2009A, 5.625%, 9/01/32
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	1,056,490
	Series 2008, 6.500%, 10/01/38
4,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	4,718,000
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
6,965	Total West Virginia			8,025,967
	Wisconsin – 2.4% (1.6% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	925,139
	Series 2009, 5.875%, 2/15/39
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,094,566
	Inc., Series 2010B, 5.125%, 4/01/36
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	3,117,070
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
3,500	5.250%, 8/15/21	8/16 at 100.00	A–	3,728,130
1,780	5.250%, 8/15/26	8/16 at 100.00	A–	1,891,499
1,000	5.250%, 8/15/34	8/16 at 100.00	A–	1,044,419
4,600	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (4)	4,857,646
	5/01/16) – FGIC Insured (UB) (5)
15,460	Total Wisconsin			16,658,469
$ 959,330	Total Municipal Bonds (cost $899,872,777)			1,016,268,376

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 170	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$ 30,621
45	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	3.000%	7/15/55	N/R	6,051
$ 215	Total Corporate Bonds (cost $19,307)				36,672
	Total Long-Term Investments (cost $899,892,084)				1,016,305,048

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.3% of Total Investments)

	MUNICIPAL BONDS – 0.4% (0.3% of Total Investments)

	California – 0.4% (0.3% of Total Investments)
$ 2,400	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 2,425,464
	Health System, Series 2014A, 6.000%, 7/10/15 (9)
235	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	237,493
	Health System, Series 2014B, 6.000%, 7/10/15 (9)
355	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	358,767
	Health System, Series 2014C, 6.000%, 7/10/15 (9)
$ 2,990	Total Short-Term Investments (cost $2,990,000)			3,021,724
	Total Investments (cost $902,882,084) – 146.9%			1,019,326,772
	Floating Rate Obligations – (8.6)%			(59,590,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (6.3)% (11)			(43,500,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (34.1)% (12)			(236,800,000)
	Other Assets Less Liabilities – 2.1%			14,223,795
	Net Assets Applicable to Common Shares – 100%			$ 693,660,567

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,016,268,376	$ —	$1,016,268,376
Corporate Bonds	—	—	36,672	36,672
Short-Term Investments:
Municipal Bonds	—	—	3,021,724	3,021,724
Total	$ —	$1,016,268,376	$3,058,396	$1,019,326,772

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $843,389,993.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$125,314,377
Depreciation	(8,864,449)
Net unrealized appreciation (depreciation) of investments	$116,449,928

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.750%
to 2.300%.
(8)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875%
to 2.350%.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(11)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 4.3%.
(12)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 23.2%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015